Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of September 30, 2020. There was no such assets or liabilities as of December 31, 2019.

	Fair Value Measurements
	as of September 30, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Earnout Liability	$—	$—	$3,782	$3,782

	$—	$—	$3,782	$3,782